COMMITMENTS	9 Months Ended
Sep. 30, 2017
Commitments
COMMITMENTS

Operating Leases

KSI leases office space in Chantilly, Virginia under the terms of a ten-year lease expiring October 31, 2019. The lease contains one five-year renewal option. The lease terms include an annual increase in base rent and expenses of 2.75%. KSI also leases office space in New Orleans, Louisiana under the terms of a three-year lease expiring May 31, 2018.

Firestorm leases office space in Roswell, Georgia under the terms of a lease expiring on October 31, 2017.

Brekford leases office space from Global Public Safety on a month-to-month basis. Brekford also leases space under an operating lease expiring on December 31, 2017.

Rent expense for the three months ended September 30, 2017 and 2016 was $193,985 and $178,946 , respectively, and for the nine months ended September 30, 2017 and 2016 was $575,181 and $533,168 , respectively and is included in selling, general and administrative expenses.

As of September 30, 2017, the future obligations over the primary terms of Novume’s long-term leases expiring through 2020 are as follows:

2017	$188,854
2018	697,153
2019	624,024
2020	64,475
Total	$1,574,506

The Company is the lessor in an agreement to sublease office space in Chantilly, Virginia with an initial term of two years with eight one-year options to renew the sublease through October 31, 2019. The lease provides for an annual increase in base rent and expenses of 2.90%. The initial term ended October 31, 2011 and the Company exercised the renewal options through 2015. On April 7, 2015, the lease was amended to sublease more space to the subtenant and change the rental calculation.

Rent income for the three months ended September 30, 2017 and 2016 was $46,957 and $45,634 , respectively, and for the nine months ended September 30, 2017 and 2016 was $140,871 and $136,901 , respectively, and is included in other income in the accompanying consolidated statements of operations.